ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued expenses	$ 16,168	$ 17,233
Employees and related liabilities	1,667	3,496
Government institutions	114	167
Accrued expenses and other current liabilities	$ 17,949	$ 20,896